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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust

(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	85016
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 3.6%
Specialty Retail - 3.6%
O'Reilly Automotive, Inc. (a)	3,500	$1,343,160

Consumer Staples - 9.0%
Food Products - 3.8%
McCormick & Company, Inc.	8,700	1,416,969

Household Products - 5.2%
Church & Dwight Company, Inc.	17,000	1,356,260
Clorox Company (The)	3,500	553,560
		1,909,820
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Pioneer Natural Resources Company	5,950	734,349

Financials - 9.2%
Capital Markets - 9.2%
FactSet Research Systems, Inc.	5,100	1,387,659
SEI Investments Company	13,400	770,634
T. Rowe Price Group, Inc.	11,200	1,238,944
		3,397,237
Health Care - 16.0%
Health Care Equipment & Supplies - 7.7%
ResMed, Inc.	5,300	738,290
Teleflex, Inc.	3,600	1,310,112
Varian Medical Systems, Inc. (a)	7,300	773,289
		2,821,691
Life Sciences Tools & Services - 8.3%
Mettler-Toledo International, Inc. (a)	2,700	1,773,333
PRA Health Sciences, Inc. (a)	13,200	1,304,688
		3,078,021
Industrials - 24.7%
Air Freight & Logistics - 4.4%
Expeditors International of Washington, Inc.	23,000	1,635,300

PAPP SMALL & MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 24.7% (Continued)
Electrical Equipment - 4.7%
AMETEK, Inc.	20,100	$1,727,193

Machinery - 10.8%
IDEX Corporation	11,000	1,811,810
RBC Bearings, Inc. (a)	8,350	1,332,076
Westinghouse Air Brake Technologies Corporation	12,200	844,362
		3,988,248
Professional Services - 4.8%
CoStar Group, Inc. (a)	2,900	1,783,123

Information Technology - 22.5%
Electronic Equipment, Instruments & Components - 2.6%
Trimble, Inc. (a)	25,500	956,760

IT Services - 3.4%
Fidelity National Information Services, Inc.	9,101	1,239,738

Semiconductors & Semiconductor Equipment - 7.1%
Analog Devices, Inc.	11,200	1,230,096
NXP Semiconductors N.V.	6,000	612,840
Silicon Laboratories, Inc. (a)	7,100	773,900
		2,616,836
Software - 9.4%
ANSYS, Inc. (a)	8,900	1,838,384
Pegasystems, Inc.	23,400	1,641,510
		3,479,894
Materials - 7.8%
Chemicals - 7.8%
Ecolab, Inc.	10,000	2,063,100

PAPP SMALL & MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Materials - 7.8% (Continued)
Chemicals - 7.8% (Continued)
Scotts Miracle-Gro Company (The)	7,600	$808,032
		2,871,132

Total Common Stocks (Cost $16,872,291)		$34,999,471

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Value
Health Care - 2.9%
Biotechnology - 2.9%
SPDR® S&P® Biotech ETF (Cost $827,662)	13,300	$1,068,921

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.00% (b) (Cost $847,800)	847,800	$847,800

Total Investments at Value - 100.0% (Cost $18,547,753)		$36,916,192

Other Assets in Excess of Liabilities - 0.0% (c)		4,652

Net Assets - 100.0%		$36,920,844

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2019.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

PAPP SMALL & MID-CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

1.	Securities Valuation

Papp Small & Mid-Cap Growth Fund’s (the “Fund”) portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, including common stocks and exchange-traded funds (“ETFs”), listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted bid price. To the extent the Fund is invested in other open-end investment companies, except for ETFs, that are registered under the Investment Company Act of 1940, as amended, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Papp Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Factors for determining when portfolio investments are subject to fair value determination include, but are not limited to, the following: the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

PAPP SMALL & MID-CAP GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,999,471	$-	$-	$34,999,471
Exchange-Traded Funds	1,068,921	-	-	1,068,921
Money Market Funds	847,800	-	-	847,800
Total	$36,916,192	$-	$-	$36,916,192

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. The Fund did not have any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2019:

Tax cost of portfolio investments	$18,547,756

Gross unrealized appreciation	$18,668,537
Gross unrealized depreciation	(300,101)

Net unrealized appreciation	$18,368,436

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	October 16, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	October 16, 2019

*	Print the name and title of each signing officer under his or her signature.